3. Furniture and Equipment (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment - gross	$ 175,492	$ 167,172	$ 149,830
Less: Accumulated Depreciation	(46,064)	(39,651)	(17,221)
Property and Equipment - net	129,428	127,521	132,609
Furniture and Fixtures
Property and Equipment - gross	30,560	29,071	30,561
Office Equipment
Property and Equipment - gross	$ 144,931	$ 136,611	$ 120,759